CAPITAL STOCK - Share-based Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation liabilities, current	$ 19,089	$ 17,769
Share-based compensation liabilities, non-current	19,850	13,664
PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation liabilities, current	7,921	8,446
Share-based compensation liabilities, non-current	15,850	10,743
DSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation liabilities, current	8,852	7,354
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation liabilities, current	2,316	1,969
Share-based compensation liabilities, non-current	$ 4,000	$ 2,921